SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power
Amounts due to related parties	$ 4,713	$ 1,118
Ms Xiaodan Liu One [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power
Amounts due to related parties		54,800
Ms Xiaodan Liu Two [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power
Amounts due to related parties	$ 75,060
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 79,773	$ 55,918